BORROWINGS AND FINANCE LEASES	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
BORROWINGS AND FINANCE LEASES
Borrowings and leases
Borrowings
Borrowings are initially recognised at fair value, net of issuance costs incurred. After initial recognition, borrowings are subsequently measured at amortised cost using the effective interest rate method. Amortisation of transaction costs, premiums and discounts is recognised as part of finance costs within the consolidated income statement.
Borrowings outstanding
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Non-current:
US$525 million 3.50% Notes 2020	—	456
US$250 million 3.25% Notes 2021	221	216
US$300 million 4.50% Notes 2021	266	261
€350 million Floating Rate Note 2021(A)	350	350
€700 million 0.75% Notes 2022	698	697
€350 million 2.63% Notes 2023	348	348
€500 million 1.13% Notes 2024	496	495
€350 million 2.38% Notes 2025	347	346
€250 million 2.75% Notes 2026	248	248
€500 million 1.75% Notes 2028	493	493
€400 million 1.50% Notes 2027	396	395
€500 million 1.88% Notes 2030	495	495
€500 million 1.13% Notes 2029	493	—
€500 million 0.70% Notes 2031	495	—
Term loan 2019-2021(B)	—	274
Lease obligations(C)	276	53
Total non-current borrowings	5,622	5,127
Current:
US$525 million 3.50% Notes 2020	467	—
€350 million 2.00% Notes 2019	—	349
EUR commercial paper	221	120
Lease obligations(C)	111	22
Total current borrowings	799	491

(A)	Floating rate calculated as 3 months Euribor plus 18 basis points with a minimum 0%.

(B)	Between May and August 2019, there were a number of early repayments on the term loan prior to maturity. The term loan was fully repaid in August 2019.

(C)
As at 31 December 2019, amounts represent the present value of the majority of the Group’s lease obligations, including the effects of adopting IFRS 16. Refer to Note 2 for further details. As at 31 December 2018, amounts only include the Group’s finance lease obligations.

Borrowings are stated net of unamortised financing fees of €23 million and €24 million, as at 31 December 2019 and 31 December 2018, respectively.
Credit facilities
The Group has amounts available for borrowing under a €1.5 billion multi currency credit facility with a syndicate of ten banks. This credit facility matures in 2024 and is for general corporate purposes and supporting the Group’s working capital needs. Based on information currently available, there is no indication that the financial institutions participating in this facility would be unable to fulfil their commitments to the Group as at the date of this report. The Group’s current credit facility contains no financial covenants that would impact its liquidity or access to capital. As at 31 December 2019, the Group had no amounts drawn under this credit facility.
Cash flows from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings	Borrowings, less current portion	Total
	€ million	€ million	€ million
As at 31 December 2017	274	5,474	5,748
Changes from financing cash flows
Proceeds from third party borrowings, net	—	398	398
Changes in short-term borrowings	(131)	—	(131)
Repayments on third party borrowings	—	(426)	(426)
Payment of principal on lease obligations(A)	(18)	—	(18)
Capitalised discount/premium	—	(2)	(2)
Other financing activities	—	(8)	(8)
Other non-cash changes
Amortisation of discount, premium and issue costs	—	8	8
Lease additions	1	5	6
Currency translation	1	42	43
Reclassifications	364	(364)	—
Total changes	217	(347)	(130)
As at 31 December 2018	491	5,127	5,618
Changes from financing cash flows
Proceeds from third party borrowings, net	—	987	987
Changes in short-term borrowings	101	—	101
Repayments on third party borrowings	(350)	(275)	(625)
Payment of principal and interest on lease obligations(A)	(132)	—	(132)
Other non-cash changes
Amortisation of discount, premium and issue costs	1	9	10
Lease additions	20	102	122
Lease operating liability recognised as at 1 January 2019(B)	92	230	322
Currency translation	9	9	18
Reclassifications	567	(567)	—
Total changes	308	495	803
As at 31 December 2019	799	5,622	6,421

(A)
As a result of the adoption of IFRS 16 on 1 January 2019, the majority of the Group’s lease obligations are now presented on the balance sheet as right of use (ROU) assets in property, plant and equipment. Cash outflows relating to operating leases had previously been presented in net cash flows from operating activities and, from 1 January 2019, these equivalent cash flows are now included as cash flows from financing activities. During the year ended 31 December 2019, total cash outflows from lease payments are payments of principal on lease obligations for €128 million and payments of interest charged on lease obligation for €4 million. In 2018, while our operating lease cash flows were presented as operating cash flows, our finance lease cash flows were included within financing activities.

(B)	Adjustment for the adoption of IFRS 16, “Leases” on 1 January 2019, as described in Note 2.
Cash flows from financing activities includes €36 million, €34 million and €36 million of cash received related to income on a cross currency swap for 2019, 2018 and 2017, respectively.